GOODWILL	12 Months Ended
Dec. 31, 2025
GOODWILL [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

The following table represents the changes in goodwill per operating segment:

	Commercial	Defense	Total
Balance as of December 31, 2024 *)	$35,420	$17,074	$52,494

Addition from acquisition (see Note 17)	115,211	-	115,211

Measurement period adjustments (see Note 17)	1,829	-	1,829

Balance as of December 31, 2025 *)	$152,460	$17,074	$169,534

*) Net of accumulated impairment losses of $62,179.